UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       8/13/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/08
                              RUN DATE: 06/30/08

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   35
                                        --------------------

Form 13F Information Table Value Total:           $84,742
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       3,362   292,610                 SOLE          0      292,610
 ADMINISTAFF INC                  COM         007094105       1,224    43,900                 SOLE          0       43,900
 AMEDISYS INC                     COM         023436108       2,697    53,486                 SOLE          0       53,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,412    99,800                 SOLE          0       99,800
 BELDEN INC                       COM         77459105        2,914    86,024                 SOLE          0       86,024
 CHECKPOINT SYSTEMS INC           COM         162825103       1,386    66,400                 SOLE          0       66,400
 CIMAREX ENERGY                   COM         171798101       7,406   106,300                 SOLE          0      106,300
 COHERENT INC                     COM         192479103       3,499   117,064                 SOLE          0      117,064
 CRANE CO                         COM         224399105       2,327    60,400                 SOLE          0       60,400
 CSG SYS INTL INC                 COM         126349109       3,219   292,146                 SOLE          0      292,146
 CURTISS WRIGHT CORP              COM         231561101       1,208    27,000                 SOLE          0       27,000
 DATASCOPE CORP                   COM         238113104       1,072    22,800                 SOLE          0       22,800
 CYMER INC                        COM         232572107       2,662    99,042                 SOLE          0       99,042
 DREW INDUSTRIES INC              COM         26168L205         263    16,500                 SOLE          0       16,500
 EMCOR GROUP INC                  COM         29084Q100       1,210    42,400                 SOLE          0       42,400
 GARDNER DENVER INC               COM         365558105       1,409    24,800                 SOLE          0       24,800
 GLOBAL PAYMENTS INC              COM         37940X102       6,482   139,100                 SOLE          0      139,100
 KAYDON CORP                      COM         486587108       8,066   156,900                 SOLE          0      156,900
 LHC GROUP INC                    COM         50187A107       1,780    76,572                 SOLE          0       76,572
 MARINE PRODUCTS CORP             COM         568427108       1,352   204,803                 SOLE          0      204,803
 SPSS INC                         COM         78462K102          58     1,600                 SOLE          0        1,600
 MIDDLEBY CORP                    COM         596278101         940    21,406                 SOLE          0       21,406
 MKS INSTRUMENTS INC              COM         55306N104       3,818   174,360                 SOLE          0      174,360
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,713    61,500                 SOLE          0       61,500
 MTS SYS CORP                     COM         553777103         725    20,199                 SOLE          0       20,199
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,714   114,200                 SOLE          0      114,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,265    52,800                 SOLE          0       52,800
 ROLLINS INC                      COM         775711104       1,426    96,225                 SOLE          0       96,225
 SIMPSON MANUFACTURING CO INC     COM         829073105       1,410    59,400                 SOLE          0       59,400
 SYKES ENTERPRISES INC            COM         871237103         295    15,626                 SOLE          0       15,626
 TECHNITROL INC                   COM         878555101       1,064    62,600                 SOLE          0       62,600
 THOR INDUSTRIES                  COM         885160101         614    28,900                 SOLE          0       28,900
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       2,312    66,411                 SOLE          0       66,411
 WABTEC CORP                      COM         929740108       9,024   185,600                 SOLE          0      185,600
 WINNEBAGO INDUSTRIES             COM         974637100         412    40,400                 SOLE          0       40,400
